Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses And Other Liabilities Current [Abstract]
Accrued selling expenses	$ 522	$ 947
Accrued compensation	814	876
Interest payable	0	612
Taxes payable	328	477
Shapeways credits	287	313
Other	694	94
Total	$ 2,645	$ 3,319